DISCONTINUED OPERATIONS - Narrative (Details) - Discontinued operations - Rosebel Mine $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest	95.00%
Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Net proceeds received, including transaction costs	$ 396.0
Proceeds received on closing	360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	3.4
Loss on sale of Rosebel	$ 7.4